Lease - Summary of Details of Future Minimum Lease Payments under Finance Lease Contracts (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [Line Items]
Total amount of minimum lease payments	₩ 202,192	₩ 220,635
Unrealized interest expense	38,334	43,758
Net amount of minimum lease payments	163,858	176,877
Less than 1 year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Total amount of minimum lease payments	77,615	88,441
Net amount of minimum lease payments	59,324	68,651
1-5 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Total amount of minimum lease payments	124,498	132,113
Net amount of minimum lease payments	104,456	108,146
More than 5 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Total amount of minimum lease payments	79	81
Net amount of minimum lease payments	₩ 78	₩ 80